UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10387
Investment Company Act File Number
Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.5%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	175,000	$12,332,250
General Dynamics Corp.	200,000	13,628,000
Lockheed Martin Corp.(1)	125,000	9,466,250
Northrop Grumman Corp.(1)	200,000	12,102,000
United Technologies Corp.	375,000	31,065,000

		$78,593,500

Beverages — 1.1%
PepsiCo, Inc.	325,000	$20,813,000

		$20,813,000

Biotechnology — 1.1%
Amgen, Inc.(2)	400,000	$21,880,000

		$21,880,000

Capital Markets — 2.5%
Ameriprise Financial, Inc.	250,000	$13,525,000
Goldman Sachs Group, Inc. (The)	252,700	34,106,919

		$47,631,919

Chemicals — 1.1%
Air Products and Chemicals, Inc.	100,000	$8,873,000
BASF SE	136,000	12,282,319

		$21,155,319

Commercial Banks — 8.7%
Fifth Third Bancorp	1,150,000	$14,547,500
HSBC Holdings PLC	1,180,000	11,504,201
KeyCorp	1,360,000	10,934,400
PNC Financial Services Group, Inc.	735,000	39,903,150
SunTrust Banks, Inc.	882,000	21,600,180
U.S. Bancorp	750,000	19,545,000
Wells Fargo & Co.	1,825,000	50,990,500

		$169,024,931

Computers & Peripherals — 2.0%
Apple, Inc.(2)	100,000	$39,048,000

		$39,048,000

Consumer Finance — 1.4%
American Express Co.	550,000	$27,522,000

		$27,522,000

Diversified Financial Services — 4.6%
Bank of America Corp.	1,000,000	$9,710,000
Citigroup, Inc.	765,000	29,330,100
JPMorgan Chase & Co.	1,225,000	49,551,250

		$88,591,350

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,050,000	$30,723,000
Verizon Communications, Inc.(1)	600,000	21,174,000

		$51,897,000

Electric Utilities — 2.2%
American Electric Power Co., Inc.	250,000	$9,215,000
Exelon Corp.	300,000	13,221,000

Security	Shares	Value
NextEra Energy, Inc.	200,000	$11,050,000
PPL Corp.(1)	320,000	8,928,000

		$42,414,000

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	400,000	$14,540,000
Wal-Mart Stores, Inc.(1)	350,000	18,448,500

		$32,988,500

Food Products — 2.9%
Kraft Foods, Inc., Class A	500,000	$17,190,000
Nestle SA	360,000	22,932,548
Unilever NV-NY Shares	500,000	16,240,000

		$56,362,548

Health Care Equipment & Supplies — 1.0%
Covidien PLC	400,000	$20,316,000

		$20,316,000

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	800,000	$39,704,000
WellPoint, Inc.	175,000	11,821,250

		$51,525,250

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	425,000	$14,152,500
McDonald’s Corp.	325,000	28,106,000

		$42,258,500

Industrial Conglomerates — 2.0%
General Electric Co.	2,225,000	$39,849,750

		$39,849,750

Insurance — 4.6%
ACE, Ltd.	150,000	$10,047,000
Lincoln National Corp.(1)	550,000	14,575,000
MetLife, Inc.	705,000	29,053,050
Prudential Financial, Inc.	520,000	30,513,600
XL Group PLC(1)	230,400	4,727,808

		$88,916,458

IT Services — 2.8%
Accenture PLC, Class A	450,000	$26,613,000
International Business Machines Corp.	150,000	27,277,500

		$53,890,500

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	250,000	$15,022,500

		$15,022,500

Machinery — 0.9%
Illinois Tool Works, Inc.	367,900	$18,321,420

		$18,321,420

Media — 2.9%
Comcast Corp., Class A	650,000	$15,613,000
Time Warner Cable, Inc.	240,000	17,594,400
Walt Disney Co. (The)	600,000	23,172,000

		$56,379,400

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR(1)	325,000	$29,753,750
Freeport-McMoRan Copper & Gold, Inc.	580,000	30,716,800

		$60,470,550

Security	Shares	Value
Multi-Utilities — 1.9%
Dominion Resources, Inc.(1)	227,000	$10,998,150
Public Service Enterprise Group, Inc.	397,500	13,018,125
Sempra Energy	240,000	12,165,600

		$36,181,875

Multiline Retail — 1.7%
Kohl’s Corp.	285,000	$15,592,350
Target Corp.	350,000	18,021,500

		$33,613,850

Oil, Gas & Consumable Fuels — 13.2%
Apache Corp.	350,000	$43,302,000
Chevron Corp.	275,000	28,605,500
ConocoPhillips	650,000	46,793,500
Exxon Mobil Corp.	350,000	27,926,500
Hess Corp.	375,000	25,710,000
Occidental Petroleum Corp.	500,000	49,090,000
Peabody Energy Corp.	600,000	34,482,000

		$255,909,500

Pharmaceuticals — 6.8%
Johnson & Johnson	825,000	$53,451,750
Merck & Co., Inc.	875,000	29,863,750
Pfizer, Inc.	2,530,000	48,677,200

		$131,992,700

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	125,000	$16,773,750
Boston Properties, Inc.	150,000	16,104,000
Simon Property Group, Inc.	130,000	15,666,300

		$48,544,050

Road & Rail — 1.6%
Union Pacific Corp.	300,000	$30,744,000

		$30,744,000

Software — 3.2%
Microsoft Corp.	1,150,000	$31,510,000
Oracle Corp.	975,000	29,815,500

		$61,325,500

Specialty Retail — 1.4%
TJX Companies, Inc. (The)	505,800	$27,970,740

		$27,970,740

Tobacco — 1.2%
Philip Morris International, Inc.	330,000	$23,486,100

		$23,486,100

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR	700,000	$19,670,000

		$19,670,000

Total Common Stocks (identified cost $1,322,027,865)		$1,814,310,710

Short-Term Investments — 5.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.08%(3)(4)	$65,884	$65,884,166
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	33,753	33,752,729

Total Short-Term Investments (identified cost $99,636,895)		$99,636,895

Total Investments — 98.7% (identified cost $1,421,664,760)		$1,913,947,605

Other Assets, Less Liabilities — 1.3%		$25,918,886

Net Assets — 100.0%		$1,939,866,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at July 31, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2011, the Portfolio loaned securities having a market value of $64,016,534 and received $65,884,166 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 were $81,638 and $39,867, respectively.

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,426,922,076

Gross unrealized appreciation	$503,411,828
Gross unrealized depreciation	(16,386,299)

Net unrealized appreciation	$487,025,529

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$160,222,490	$—		$—	$160,222,490
Consumer Staples	110,717,600	22,932,548		—	133,650,148
Energy	255,909,500	—		—	255,909,500
Financials	458,726,507	11,504,201		—	470,230,708
Health Care	240,736,450	—		—	240,736,450
Industrials	167,508,670	—		—	167,508,670
Information Technology	154,264,000	—		—	154,264,000
Materials	69,343,550	12,282,319		—	81,625,869
Telecommunication Services	71,567,000	—		—	71,567,000
Utilities	78,595,875	—		—	78,595,875

Total Common Stocks	$1,767,591,642	$46,719,068	*	$—	$1,814,310,710

Short-Term Investments	$—	$99,636,895		$—	$99,636,895

Total Investments	$1,767,591,642	$146,355,963		$—	$1,913,947,605

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Value Portfolio

By:	/s/ Michael R. Mach Michael R. Mach
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach Michael R. Mach
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011